Valuation of debt and equity investments and certain liabilities - Fair value assets and liabilities measured on recurring basis) (Details) (Fair Value, Measurements, Recurring, USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	$ 3,791,000,000	$ 3,902,000,000
Total liabilities fair value	197,000,000	174,000,000
Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities fair value	197,000,000	174,000,000
Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	500,000,000	211,000,000
Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	340,000,000	513,000,000
U.S. Government agency and Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	2,772,000,000	3,019,000,000
Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	179,000,000	159,000,000
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	2,786,000,000	1,515,000,000
Total liabilities fair value	197,000,000	174,000,000
Level 1 | Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities fair value	197,000,000	174,000,000
Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	500,000,000	211,000,000
Level 1 | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	0	0
Level 1 | U.S. Government agency and Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	2,107,000,000	1,145,000,000
Level 1 | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	179,000,000	159,000,000
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	1,005,000,000	2,387,000,000
Total liabilities fair value	0	0
Level 2 | Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities fair value	0	0
Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	0	0
Level 2 | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	340,000,000	513,000,000
Level 2 | U.S. Government agency and Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	665,000,000	1,874,000,000
Level 2 | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets fair value	0	0
Total liabilities fair value	$ 0	$ 0